Note 4 - Liquidity and Going Concern Issues	12 Months Ended
Dec. 31, 2012
Liquidityand Going Concern Issues [Abstract]
Liquidityand Going Concern Issues [Text Block]
4. Liquidity and Going Concern Issues

The Company’s cash used in continuing operations was $5,173 for the year ended December 31, 2012, while cash used in continuing operations was $5,063 for the year ended December 31, 2011.  The Company’s cash used in investing activities was $86 for the year ended December 31, 2012 primarily from purchase of property and equipment. The Company’s cash provided by financing activities of continuing operations was $12,299 for the year ended December 31, 2012 primarily from convertible debt issuance.  As of December 31, 2012, the Company’s cash balance was $7,162.

On July 2, 2012, the Company entered into definitive agreements relating to a private placement of $12,000 in principal amount of Senior Convertible Notes due on September 1, 2013 and Warrants to the purchasers of such Convertible Notes giving such purchasers the right to purchase up to an aggregate of 18,750,000 shares of the Company’s common stock at an exercise price of $0.384 per share.  At December 31, 2012, the outstanding principal and accrued but unpaid interest under the Convertible Notes was $7,000 (see note 3).

The Company anticipates that the Company’s current capital resources, together with income from operations, will be sufficient to fund the Company’s operations through the end of 2013.  The Company has a relatively limited history of producing bulk amorphous alloy components and products on a mass-production scale.  Furthermore, Visser’s ability to produce the Company’s products in desired quantities and at commercially reasonable prices is uncertain and is dependent on a variety of factors that are outside of the Company’s control, including the nature and design of the component, the customer’s specifications, and required delivery timelines.  Such factors will likely require that the Company raise additional funds to support the Company’s operations beyond 2013.  There is no assurance that the Company will be able to raise such additional funds on acceptable terms, if at all.  If the Company raises additional funds by issuing securities, existing stockholders may be diluted.  If funding is insufficient at any time in the future, the Company may be required to alter or reduce the scope of the Company’s operations or to cease operations entirely.  As a result of these and other factors, the Company’s independent registered public accounting firm has indicated, in their audit opinion on the Company’s 2012 consolidated financial statements, that there is substantial doubt about the Company’s ability to continue as a going concern.